Long-term debt - Additional Information (Details) $ in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Mar. 13, 2017 USD ($)
Disclosure of Long-term Debt [Line Items]
Fair value of senior unsecured notes			$ 329,100
Exchange value upon termination of contracts			42,300
Amount received on exchange	$ 25,500	$ 16,800
Revolving credit facility		$ 2,100,000	$ 1,555,215	$ 1,539,225
Unsecured notes [Member]
Disclosure of Long-term Debt [Line Items]
Notional amount					$ 300.0
Borrowings, interest rate					5.625%
Borrowings Repayment Description Prior Maturity			March 15, 2025